Share-Based Awards (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Awards [Abstract]
Schedule of Compensation Expense Recognized for Share-Based Awards

Compensation expense recognized for share-based awards was as follow:

Share-based compensation expenses	Years ended December 31,
(In thousands)	2023	2024	2025
—Restricted Shares (a)	1,998	932	913
—Share options(b)	1,316	309	130
Total	3,314	1,241	1,043

Schedule of Restricted Shares Activity

A summary of the Restricted Shares activity for the years ended December 31, 2023, 2024 and 2025 is presented below:

(Number of shares)	Number of Restricted Shares
Outstanding as of January 1, 2023	7,970,930
Granted	6,655,170
Forfeited	(1,000,000)
Vested	(5,629,400)
Outstanding as of December 31, 2023	7,996,700
Granted	2,950,000
Forfeited	(2,250)
Vested	(3,485,890)
Outstanding as of December 31, 2024	7,458,560
Granted	4,757,460
Forfeited	(2,000,000)
Vested	(2,601,070)
Outstanding as of December 31, 2025	7,614,950

Schedule of Changes in the Share Options Granted

A summary of the changes in the share options granted by the Company during the years ended December 31, 2023, 2024 and 2025 is as follows:

	Number of share options	Weighted average exercise price	Aggregate intrinsic value
Outstanding as of January 1, 2023	18,004,940	$0.53	$45,040,329
Forfeited	(885,560)	$0.56	$(2,409,012)
Exercised	(97,200)	$0.50	$(302,604)
Outstanding as of December 31, 2023	17,022,180	$0.53	$42,328,713
Exercisable as of December 31, 2023	14,301,480	$0.54	$38,503,322
Forfeited	(168,120)	$0.50	$(526,049)
Outstanding as of December 31, 2024	16,854,060	$0.53	$41,802,664
Exercisable as of December 31, 2024	16,373,570	$0.53	$41,679,308
Forfeited	(197,500)	$0.50	$(296,173)
Outstanding as of December 31, 2025	16,656,560	$0.53	$41,506,491
Exercisable as of December 31, 2025	16,516,560	$0.53	$41,475,803